FAIR VALUE MEASUREMENTS - Summary Of Binomial (Lattice) Valuation Model Assumptions Used To Record The Fair Value Of The Warrants (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	69.00%	67.00%	66.00%
Expected annual dividend yield	0.00%	0.00%	0.00%
Expected term (years)	4 years 6 months 25 days	4 years 7 months 2 days	4 years 7 months 9 days
Level 3 [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value determined per warrant	$ 0.19	$ 0.53
Expected volatility	120.00%	95.00%
Expected annual dividend yield	0.00%	0.00%
Expected term (years)	1 year 3 months 18 days	2 years 3 months 18 days
Risk-free rate	4.20%	4.20%